Provision for legal proceedings and judicial deposits - Summary of Principal Proceedings for Which Deem Risk of Loss as Possible (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		R$ 16,072,229	R$ 15,884,608
Provision for legal proceedings		2,058,122	2,044,633	R$ 1,714,403
Legal proceedings contingent liability, civil, regulatory and environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		6,864,896	6,569,528
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Civil [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		3,227,973	3,355,370
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		1,618,201	1,691,409
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Regulatory [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		2,018,722	1,522,749
Legal Proceedings Contingent Liability, Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		8,392,969	8,624,545
Legal Proceedings Contingent Liability, Tax [member] | Isolated fine - Federal taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[1]	856,908	847,582
Legal Proceedings Contingent Liability, Tax [member] | ICMS - Tax on circulation of goods [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[2]	3,021,717	2,996,997
Legal Proceedings Contingent Liability, Tax [member] | IRRF [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[3]	925,890	869,346
Legal Proceedings Contingent Liability, Tax [member] | PIS and COFINS - Revenue taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[4]	1,888,292	2,174,274
Legal Proceedings Contingent Liability, Tax [member] | MP 470 installment of debts [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[5]	281,285	253,793
Legal Proceedings Contingent Liability, Tax [member] | Stock Grant Plan [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		33,387	32,087
Legal Proceedings Contingent Liability, Tax [member] | IOF on loans [Member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[6]	68,168	195,098
Legal Proceedings Contingent Liability, Tax [member] | Reward Credit Compensation [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[7]	162,357	157,959
Legal Proceedings Contingent Liability, Tax [member] | IPI - Tax on industrialized products [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[8]	381,282	333,185
Legal Proceedings Contingent Liability, Tax [member] | INSS [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		209,118	159,983
Legal Proceedings Contingent Liability, Tax [member] | IPTU - Urban Property Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[9]	143,077	128,700
Legal Proceedings Contingent Liability, Tax [member] | Others [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		421,488	475,541
Legal Proceedings Contingent Liability, Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		814,364	690,535
Legal Proceedings Contingent Liability, Labor [member] | Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		R$ 814,364	R$ 690,535

[1]	Among the demands related to the isolated fine, there is an assessment resulting from: (a) disregard of the REPORTO tax benefits, with the consequent application of the isolated fine corresponding to 50% of the value of the acquired goods; (b) issuance of infraction notices regarding the alleged absence of payment of federal taxes (IRPJ, CSLL, PIS and COFINS) and alleged undue crediting of IPI tax credit, with the application of an isolated fine.
[2]	The ICMS - State VAT claims are substantially related to: (a) disallowance of ICMS - State VAT credits related to the acquisition of diesel oil; goods allegedly classified as for use and consumption; and suppliers whose state registrations have been revoked (declared ineligible); (b) proof of delivery of goods sold under FOB terms; (c) ICMS - State VAT on transportation services for export; (d) discrepancies in the application of the legislation governing operations with tax substitution; and (e) acquisition of railcars due to the alleged non-exemption provided for by the Tax Regime for Incentives to Modernization and Expansion of Port Infrastructure – REPORTO; and (f) ICMS - State VAT and fines on operations with tax documents considered invalid by the tax authorities.
[3]	Withholding tax ( IRRF) charged on: (a) alleged capital gains arising from the acquisition of companies located abroad; and (b) disallowance of IRRF offset on swap transactions.
[4]	Disallowances of PIS and COFINS credits, calculated under the non-cumulative system, due to discrepancies in the definition of inputs.
[5]	Requests for installment payments of federal tax debts were partially rejected by the Brazilian Federal Revenue Service, on the grounds that the tax losses are insufficient to settle the respective debts.
[6]	IOF charges related substantially to: (a) current accounts held by subsidiaries of the Company; and (b) financial transactions between companies within the group.
[7]	Declarations of compensation via the PERD/COMP electronic system, relating to "premium credit," considered as undeclared by the Brazilian Federal Revenue Service.
[8]	Collection of disallowed IPI tax credits related to the acquisition of raw materials used in the manufacture of tax-exempt products.
[9]	Collection of Urban Property Tax (“IPTU”) related to railway properties leased or assigned to the company under the concession contract and to the railway right-of-way, which are subject to tax immunity. The matter is under discussion in the Supreme Federal Court (STF), and an unfavorable outcome should generate new charges (including from municipalities that currently do not collect the aforementioned tax), in amounts that are not yet possible to measure. If this occurs, it will be possible to file a lawsuit to restore the economic balance of the aforementioned concession contract.